Property and equipment, net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation	$ 64	$ 38	$ 17
Write Off of Property and Equipment	$ 52